Document and Entity Information	Nov. 07, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2025
Entity Registrant Name	BILLIONTOONE, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-42934
Entity Tax Identification Number	81-1082020
Entity Address Address Line 1	1035 O’Brien Drive
Entity Address City Or Town	Menlo Park
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94025
City Area Code	650
Local Phone Number	460-2551
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.00001 per share
Trading Symbol	BLLN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002070849